Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Segment Reporting [Abstract]
Schedule of sales revenue by type of similar product
The following tables presents sales revenue by type of similar product (dollars in millions):

	12 Weeks Ended
	March 22, 2014		March 23, 2013
Non-perishables (1)	$3,392.0	42.2%	$3,378.0	42.2%
Perishables (2)	3,000.2	37.3	2,910.1	36.4
Fuel	877.4	10.9	959.0	12.0
Pharmacy	617.1	7.7	617.6	7.7
Other (3)	151.0	1.9	136.5	1.7
Total sales and other revenue	$8,037.7	100.0%	$8,001.2	100.0%

(1)	Consists primarily of general merchandise, grocery, meal ingredients, soft drinks and other beverages, snacks and frozen foods.

(2)	Consists primarily of produce, dairy, meat, bakery, deli, floral and seafood.

(3)	Consists primarily of wholesale sales and other revenue.

The following table presents sales revenue by type of similar product (dollars in millions):

	2013		2012		2011
	Amount	% of total	Amount	% of total	Amount	% of total
Non-perishables (1)	$14,811.7	42.2%	$14,738.0	41.9%	$14,540.5	42.0%
Perishables (2)	12,809.8	36.6%	12,548.1	35.7%	12,595.5	36.3%
Fuel	4,168.4	11.9%	4,594.2	13.1%	4,230.4	12.2%
Pharmacy	2,674.9	7.6%	2,755.4	7.8%	2,780.2	8.0%
Other (3)	600.1	1.7%	525.8	1.5%	509.1	1.5%
Total sales and other revenue	$35,064.9	100.0%	$35,161.5	100.0%	$34,655.7	100.0%

(1)	Consists primarily of grocery, soft drinks and other beverages, general merchandise, meal ingredients, frozen foods and snacks.

(2)	Consists primarily of produce, meat, dairy, bakery, deli, floral and seafood.

(3)	Consists primarily of wholesale sales, commissions on gift cards and other revenue.

Schedule of segment information by segment
The following table presents certain balance sheet information about the Company (in millions):

	Long-lived Assets, Net	Total Assets
2013
Safeway U.S.	$7,457.8	$15,129.9
Blackhawk	79.7	1,952.9
Dominick's assets held for sale		136.7
Total	$7,537.5	$17,219.5
2012
Safeway U.S.	$7,991.1	$11,007.6
Blackhawk	67.0	1,528.1
Canada	1,166.5	2,121.3
Total	$9,224.6	$14,657.0
2011
Safeway U.S.	$8,395.6	$11,690.3
Blackhawk	60.6	1,291.8
Canada	1,181.4	2,091.5
Total	$9,637.6	$15,073.6